PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

In millions	Land	Buildings and constructions	Machinery and equipment	Advances paid and construction in progress	Property, plant and equipment
Initial cost at January 1, 2024	$35.9	$374.9	$457.0	$74.9	$942.7
Additions	1.4	66.9	37.2	118.5	224.0
Disposal of subsidiary	—	—	(6.7)	(0.4)	(7.1)
Disposals	—	(28.3)	(30.8)	(0.7)	(59.8)
Transfers	—	82.0	58.1	(140.1)	—
Translation differences	(1.7)	(19.0)	(24.3)	(3.7)	(48.7)
Balance at December 31, 2024	$35.6	$476.5	$490.5	$48.5	$1,051.1
Accumulated depreciation and impairment losses at January 1, 2024	—	201.1	299.6	—	500.8
Depreciation during the period	—	44.3	43.3	—	87.6
Disposal of subsidiary	—	—	(4.3)	—	(4.3)
Disposals	—	(28.2)	(29.3)	—	(57.5)
Translation differences	—	(9.1)	(15.8)	—	(24.9)
Balance at December 31, 2024	—	208.1	293.5	—	501.6

Total Balance at December 31, 2024	$35.6	$268.4	$197.0	$48.5	$549.5

In millions	Land	Buildings and constructions	Machinery and equipment	Advances paid and construction in progress	Property, plant and equipment
Initial cost at January 1, 2023	$34.9	$327.6	$419.6	$33.8	$815.9
Business combinations	—	—	1.3	—	1.3
Additions	—	30.4	26.9	88.5	145.9
Divestments and disposals	—	—	(1.5)	—	(1.5)
Transfers	—	11.5	1.1	(48.9)	(36.4)
Translation differences	1.0	5.4	9.6	1.5	17.5
Balance at December 31, 2023	$35.9	$374.9	$457.0	$74.9	$942.7
Accumulated depreciation and impairment losses at January 1, 2023	—	181.4	272.5	—	454.0
Depreciation during the period	—	34.3	37.8	—	72.1
Divestments and disposals	—	—	(1.0)	—	(1.0)
Transfers	—	(17.0)	(15.7)	—	(32.7)
Translation differences	—	2.4	6.0	—	8.4
Balance at December 31, 2023	—	201.1	299.6	—	500.8

Total Balance at December 31, 2023	$35.9	$173.8	$157.4	$74.9	$441.9
Refer to Note 8. Depreciation, Amortization, and Impairment Losses for additional information regarding the Company's impairment assessments.
The Company’s contractual commitments for the acquisition of property, plant and equipment as of December 31, 2024 and December 31, 2023 were $22.5 million and $22.1 million, respectively. Refer to Note 19. Borrowings for details of assets pledged as security for liabilities.